Investments in Associates and Joint Ventures - Additional Information (Detail) S/ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
	Jan. 24, 2017 USD ($)	Nov. 30, 2015 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)
Disclosure of Investments in Associates and Joint Ventures [line items]
Investment in associate | S/			S/ 27,246		S/ 28,875		S/ 250,282					S/ 250,053
Accounts receivable from related parties | S/			27,338		36,658
Income tax expense | S/			53,134		114,240		151,039
Gasoducto Sur Peruano S.A. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership interest in associate		20.00%
Percentage of performance guarantee established in concession contract		20.00%
Performance guarantee required under concession agreement		$ 262.5
Percentage of collateral of bridge loan		21.49%
Collateral bridge loan		$ 600.0
Value determined by audit firm as payable									$ 2,602.0
Accounts receivable claim													$ 0.4
Claims from fiduciary as administrator of the accounts receivable													$ 169.3
Impairment of investment					218,000	$ 65.0	S/ 739,000	$ 220.0
Impairment of long term account receivable					276,000	81.5
Discount Under Amortized Cost			22,800	$ 5.4	58,000	17.0
Write-off of deferred tax asset					180,000	54.0
Effect of Change in Fair Value of Investments Before Taxes					552,000	163.5
Income tax expense					180,000	$ 54.0
Fair value of investments			S/ 320,000		S/ 275,000					$ 88.6	$ 83.0
Gasoducto Sur Peruano S.A. [member] | GSP Bridge Loan [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Guarantee obligation	$ 129.0
Gasoducto Sur Peruano S.A. [member] | Bottom of range [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Discount rate used in estimations			1.60%							1.60%
Gasoducto Sur Peruano S.A. [member] | Top of range [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Discount rate used in estimations			3.43%							3.43%
Gasoducto Sur Peruano S.A. [member] | Concession Agreement [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Guarantee obligation	52.5
Accounts receivable from related parties	$ 181.5
Gasoducto Sur Peruano S.A. [member] | Capital Contributions [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investment in associate		$ 242.5
Consorcio Constructor Ductos del Sur [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership interest in associate		29.00%
Concesionaria Chavimochic S.A.C. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Investment in associate										$ 647.0
Concession effective period			25 years	25 years
Palo Redondo Dam [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of work completed			70.00%	70.00%